SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

Following a second shelf registration filed in January 2011, the Company filed a prospectus supplement in September 2011 in relation to a sales agreement signed with an underwriter in August 2011, to issue and sell Ordinary shares under an At The Market offering ("ATM") with gross proceeds of up to $ 40,000. Until March 12, 2012, the Company raised approximately $ 3,080, net of issuance expenses from the issuance of 551,000 of its Ordinary shares.